------------------------------
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                                                  ------------------------------
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                                                  Expires: September 30, 2007

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                                                  hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-04804
                                   -----------------------------------


                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   1325 4th Avenue, Suite 1744       Seattle, Washington            98101
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                              Richard S. McCormick

McCormick Capital Management   1325 4th Avenue, Suite 1744   Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (206) 624-5863
                                                     ----------------------


Date of fiscal year end:        September 30, 2005
                          ---------------------------------------


Date of reporting period:       September 30, 2005
                          ---------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.








THE
ELITE
GROUP OF MUTUAL FUNDS



                                 ANNUAL REPORT


                              FINANCIAL STATEMENTS
                                  AND REPORT OF
                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                               SEPTEMBER 30, 2005

September 30, 2005

Dear Shareholders:

This past September 30th marked the completion of our eighteenth year. I sincerely appreciate everyone's support and patronage. Attached with this letter is the audited Annual Report for The Elite Group; Growth & Income Fund and Income Fund.

The Elite Growth & Income Fund
------------------------------

The financial statements that make up the Annual Report give us the opportunity to review what has happened and gain some insight into what may happen. For the twelve months ending September 30th, 2005, the Growth & Income Fund was up 16.35%. This compares favorably with the S&P 500 index; up 12.25%.

The headline events in the past twelve months have been staggering, both in terms of frequency and intensity; a continuation of the war in Iraq, oil hitting $70 a barrel, London bombings, and increasing interest rates. Mother Nature continues to flex her muscles with tsunami, earthquakes, hurricanes, and flooding. In that environment, how could the stock market go up?

Our investment theme over the past two years has been, and continues to be, that despite the negative news events, which come and go with great regularity, the economy and corporate America are in great shape. Earnings and dividends are increasing at double digit rates. Balance sheets have improved as companies continue to generate large amounts of cash. These are the things that have pushed stock prices higher.

Our emphasis on health care stocks contributed significantly to our above average performance. There were no specific areas that hurt our performance but we did note that the smaller and mid-sized companies were the ones that contributed to performance. The larger "old line" companies were those that detracted from performance.

The Elite Income Fund
---------------------

In last year's letter, I wrote that; "the interest rate environment is one of the most challenging in the last 40-50 years." That continues to be the situation this past fiscal year. The bond market and interest rates are in a period of transition. As the Federal Reserve increases short term interest rates, bond prices go down. The net effect of declining bond prices and interest earned on the bond investments is that our bond Income Fund was up 1.09% for the past fiscal year.

The silver lining, with respect to interest rates, is that we have left behind the sub 1% rates offered by money market funds and your friendly banker just 18 months ago. The Federal Reserve has established a new higher floor that should allow for returns between 3% and 4% for the next fiscal year.

Keeping you advised, informed, and educated is always our intent. If you have questions with respect to your account or this Annual Report, please call.

Warm Regards,

/s/ Dick McCormick

Richard McCormick

                                                      ELITE GROWTH & INCOME FUND
                                                      STANDARD & POORS 500 INDEX
                                                     LIPPER: MULTI-CAP CORE INDEX


[GRAPHIC OMITTED]

                                   9/95    9/96    9/97    9/98    9/99    9/00    9/01    9/02    9/03    9/04    9/05
                                   ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Elite Growth & Income Fund        10,000  12,426  16,732  15,926  17,138  21,120  18,782  13,360  16,179  18,169  21,139
Standard & Poors 500 Index        10,000  12,032  16,898  18,427  23,550  26,677  19,573  15,562  19,360  22,045  24,745
Lipper Multi-cap Core Index       10,000  11,755  16,026  16,016  20,066  24,397  17,927  14,777  18,304  20,647  23,936



Average Annual Total Return
    1 year        16.35%
    3 year        16.53%
    5 year         0.02%
   10 year         7.77%

Past Performance is not predictive of future performance.


                                                            ELITE INCOME FUND
                                                      LEHMAN SHORT-TERM GOVT. INDEX
                                                     LEHMAN INTERMEDIATE GOVT. INDEX


[GRAPHIC OMITTED]

                                   9/95    9/96    9/97    9/98    9/99    9/00    9/01    9/02    9/03    9/04    9/05
                                   ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Elite Income Fund                 10,000  10,378  11,333  12,856  12,654  13,480  14,982  15,794  16,589  17,026  17,212
Lehman Intermediate Govt. Index   10,000  10,510  11,333  12,535  12,602  13,384  15,107  15,992  16,550  16,865  17,170
Lehman Short-Term Govt. Index     10,000  10,566  11,293  12,188  12,482  13,212  14,622  15,855  16,299  16,489  16,669


Average Annual Total Return
    1 year         1.09%
    3 year         2.91%
    5 year         5.01%
   10 year         5.58%

Past Performance is not predictive of future performance.


Above are two charts that show the growth in value of a hypothetical $10,000 investment in the Elite Growth & Income Fund and various indices. The Charts start on 9/30/95, which give a ten-year record. As an investor, your investment results may differ significantly depending on when you intitiated your investment and if there were subsequent investments.

Management of the funds does not think that there is only one index (stock or bond) that accurately reflects how the Elite Funds are managed. Our funds are managed to our clients' objectives within the parameters of our prospectus, following the rules and regulations of various regulatory agencies. The various stock and bond indices are unmanaged, make no allowance for operation expenses and are free from regulation and tax implications.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE ELITE GROUP


We have audited the accompanying statements of assets and liabilities of The Elite Growth and Income Fund and The Elite Income Fund, each a series of shares of beneficial interest of The Elite Group, including the portfolios of investments as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Elite Growth and Income Fund and The Elite Income Fund as of September 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.





                                               TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
NOVEMBER 10, 2005

                                                PORTFOLIO OF INVESTMENTS
                                             The Elite Growth And Income Fund
                                                  September 30, 2005
====================================================================================================================================
                                                   Market Value                                                       Market Value
   Shares                                               Note 2A       Shares                                               Note 2A
  --------                                        -------------      --------                                        -------------
               Common Stock 98.8%

               Basic Industries 12.9%                                          Health Care Goods & Services 12.2%
               ----------------------                                          ----------------------------------
       50,000  Dow Chemical                       $   2,083,500        15,000  Amerisource Bergen                    $   1,159,500
      160,000  Diversa Corp*                            926,400        12,000  China Medical Tech. ADS*                    264,120
       20,000  Olin Corp                                379,800        25,000  Cooper Companies                          1,915,250
       20,000  Phelps Dodge                           2,598,600        35,000  Omnicare Inc.                             1,968,050
       30,000  Posco ADR                              1,696,800        25,000  Pacific Care Health Systems *             1,994,500
                                                  -------------                                                      -------------
                 Total Basic Industries               7,685,100                  Total Health Care                       7,301,420
                                                  -------------                                                      -------------


                                                                               Pharmaceutical Goods & Services 11.0%
               Business Services 4.0%                                          -------------------------------------
               ----------------------                                 200,000  Antigenics*                               1,084,000
       20,000  Fed Ex Corp                            1,742,600       150,000  ID Biomedical*                            4,507,500
       50,000  Startek Inc                              660,000        40,000  Pfizer                                      998,800
                                                  -------------                                                      -------------
                 Total Business Services              2,402,600                  Total Pharmaceutical Goods              6,590,300
                                                  -------------                                                      -------------


               Capital/Industrial Goods & Services 21.2%                         Total Value of Common Stock
               -----------------------------------------                         (Cost $43,379,819)                     58,955,495
       50,000  American Power Conversion              1,295,000                                                      -------------
       20,000  Cummins Inc.                           1,759,800
       25,000  Emerson Electric Co.                   1,795,000
       30,000  General Electric Co.                   1,010,100                Short Term Investments 2.2%
       40,000  Ingersoll Rand                         1,529,200                ---------------------------
       50,000  Masco Corp.                            1,534,000     1,334,679  PNC Bank Money Market                     1,334,679
       25,000  3M                                     1,834,000                (Cost $1,334,679)                     -------------
       30,000  Microsoft                                771,900
       30,000  Pentair Inc                            1,095,000                  Total Investments in Securities
                                                  -------------                  (Cost $44,714,498)           101.0%    60,290,174
                 Total Capital Goods                 12,624,000                                              ---------------------
                                                  -------------
                                                                               Call Options Written            (1.2%)     (725,000)
                                                                                                             ---------------------


               Consumer Goods & Services 19.6%
               -------------------------------                                 Cash and receivables
       37,500  Best Buy Co., Inc.                     1,632,375                in excess of liabilities         0.2%        98,819
       50,000  Brunswick Corp                         1,886,500                                              ---------------------
       80,000  Cendant                                1,651,200
       30,000  Gillette Co.                           1,746,000                Net Assets                     100.0%   $59,663,993
        5,000  Google*                                1,582,300                                              =====================
       30,000  Stanley Works                          1,400,400
      100,000  Time Warner Inc.                       1,811,000
                                                  -------------
                 Total Consumer Goods                11,709,775                At September 30, 2005,  unrealized  appreciation of
                                                  -------------                securities for Federal Income Tax purposes based on
                                                                               cost of $44,248,107 is as follows:
               Energy 3.9%
       60,000  Chesapeak Energy Corp.                 2,295,000
                                                  -------------
                 Total Energy                         2,295,000                Unrealized appreciation               $  16,548,763
                                                  -------------                Unrealized depreciation                  (1,231,696)
                                                                                                                     -------------
                                                                               Net unrealized appreciation           $  15,317,067
                                                                                                                     =============
               Financial Intermediaries 14.0%
               ------------------------------
       40,000  Ace Limited                            1,882,800
       30,000  Bank of America Corp.                  1,263,000                *Non-income producing
       30,000  Citigroup Inc.                         1,365,600
       25,000  Freddie Mac                            1,411,500
      100,000  N.Y. Community Bank                    1,640,000                Schedule of Call Options Written
       20,000  Washington Mutual                        784,400                   Elite Growth & Income Fund
                                                  -------------                       September 30, 2005
                 Total Financial Intermediaries       8,347,300                ------------------------------------
                                                  -------------
                                                                          250  Cooper Companies 02/20/06  $75             (155,000)
                                                                          350  Omnicare  03/17/06  $60                    (126,000)
                                                                          600  Chesapeake Energy 04/20/06  $35            (444,000)
                                                                                                                     -------------
                                                                                 Total Call Options Written               (725,000)
                                                                                                                     -------------
                                                                               (Proceeds ($466,391))

See notes to financial statements.
====================================================================================================================================

[GRAPHIC OMITTED]

            GROWTH AND INCOME FUND
                 (UNAUDITED)

HOLDINGS BY ECONOMIC SECTOR
--------------------------------------------

HEALTHCARE          21%
CONSUMER GOODS      18%
FINANCE             13%
BUSINESS SERVICES   12%
CAPITAL GOODS       18%
BASIC INDUSTRY      12%
ENERGY               2%
CASH                 4%



HOLDINGS BY FORWARD PRICE EARNINGS RATIO*
--------------------------------------------

PE RATIO < 10      25%
PE RATIO 10-15     28%
PE RATIO > 15      47%



HOLDINGS BY MARKET CAPITALIZATION
--------------------------------------------
SMALL CAP < $1 BILLION    11%
MID CAP $1-10 BILLION     31%
LARGE CAP > $10 BILLION   58%




                  INCOME FUND
                  (UNAUDITED)


HOLDINGS BY ECONOMIC SECTOR & TYPE
--------------------------------------------
CORP. UTILITY BONDS        20%
ASSET BACKED BONDS         15%
CORP. INDUSTRIAL BONDS     29%
CORP. COMMUNICATIONS BONDS  8%
CORP. FINANCE BONDS        15%
US GOVT./AGENCY BONDS       9%
CASH                        4%

HOLDINGS BY QUALITY RATING
--------------------------------------------
Aaa   34%
Aa     2%
A     15%
Baa   45%
<Baa   4%

HOLDINGS BY MATURITY
--------------------------------------------
0- 2.999 YEARS   47%
3- 6.999 YEARS   21%
7- 14.999 YEARS  20%
15 YEARS & OVER  12%



================================================================================

                                                PORTFOLIO OF INVESTMENTS
                                                 The Elite Income Fund
                                                   September 30, 2005
================================================================================================================
               Bonds 95.6%                                                                          Market Value

  Par Value    U.S. Govmt./Agencies Notes and Bonds 8.5%             Maturity           Coupon           Note 2A
-------------  -----------------------------------------------  -------------  ---------------   ---------------
      750,000  U.S. Treasury Bill                                    11/10/05              N/A           747,345
      200,000  Freddie Mac StrNt                                     06/15/07           3.800%           199,284
      400,000  U.S. Treasury Bond                                    05/15/16           7.250%           494,828
      150,000  U.S. Treasury Bond                                    02/15/21           7.875%           204,034
                                                                                                 ---------------
                  Total U.S. Government Notes and Bonds                                                1,645,491
                                                                                                 ---------------

               Securitized/Asset Backed Bonds 15.4%
               -----------------------------------------------
      190,000  SLM Corp                                              12/01/05           2.750%           189,570
       42,240  Nissan Auto Receivable (2003-A A3)                    12/15/06           1.890%            42,174
      118,244  Honda Auto Receivable (2002-3 A4)                     12/18/07           3.610%           117,805
      100,000  Discover Card Master Trust                            08/18/08           6.050%           100,659
      118,000  Honda Auto Receivable (2003-3 A4)                     11/21/08           2.770%           115,456
      148,916  Fannie Mae (2003-109 GC)                              06/25/09           3.500%           148,294
      200,000  Daimler Chrysler Rec. Auto Trust (2003-A A4)          10/08/09           2.880%           197,333
      100,000  Toyota Auto Receivable (2003-A A4)                    03/15/10           2.200%            98,764
      166,909  Fannie Mae (545171)                                   08/01/14           5.500%           169,603
       85,040  GNMA (552372)                                         02/15/17           6.000%            87,981
       74,196  GNMA (577742)                                         09/15/17           5.500%            75,881
      131,000  Freddie Mac (2962 YE)                                 09/15/18           4.500%           126,928
      200,000  Freddie Mac (2792 PY)                                 11/15/24           4.000%           194,947
      190,491  Freddie Mac (FHR 1963 Z)                              01/15/27           7.500%           196,468
      300,000  Freddie Mac (FHR 2656 BD)                             04/15/28           5.000%           304,178
      308,600  Freddie Mac (FHR 2744 PC)                             01/15/31           5.500%           314,372
      286,428  Fannie Mae (633012)                                   02/01/32           7.000%           299,833
      198,082  GNMA (G2SF POOL 3556 5.5%)                            05/20/34           5.500%           199,647
                                                                                                 ---------------
                  Total Securitized/Asset Backed Bonds                                                2,979,893
                                                                                                 ---------------

               Corporate Bonds - Consumer Cyclical 4.0%
               -----------------------------------------------
      150,000  Ford Motor Credit                                     02/01/06           6.875%           150,614
      165,000  GMAC                                                  01/16/07           4.050%           162,163
      300,000  Ford Motor Credit                                     01/25/07           6.500%           300,349
      150,000  Waste Management                                      11/15/12           6.375%           160,757
                                                                                                 ---------------
                  Total Corporate Bonds - Cyclical                                                       773,883
                                                                                                 ---------------

               Consumer Noncyclical 7.0%
               -----------------------------------------------
      400,000  Unilever Capital                                      11/01/05           6.875%           400,874
      250,000  Kraft Foods Inc.                                      11/12/09           4.125%           243,773
      650,000  Altria Group                                          11/04/13           7.000%           711,466
                                                                                                 ---------------
                 Total Corporate Bonds - Noncyclical                                                   1,356,113
                                                                                                 ---------------

               Corporate Bonds - Miscellaneous Industrial 7.4%
               -----------------------------------------------
      300,000  Caterpillar Financial Serv.                           02/26/07           3.369%           300,428
      535,000  TRW, Inc.                                             04/18/07           7.370%           555,040
      250,000  Roadway Corp.                                         12/01/08           8.250%           268,949
      200,000  International Paper Co.                               01/15/09           4.250%           195,639
      100,000  Loral Corp.                                           09/15/23           7.000%           116,214
                                                                                                 ---------------
                 Total Corporate Bonds - Capital Goods                                                 1,436,270
                                                                                                 ---------------

               Corporate Bonds - Telecommunications/Cable 7.8%
               -----------------------------------------------
      260,000  GTE Florida                                           11/15/05           6.250%           260,643
      345,000  Sprint Corp.                                          01/30/06           7.125%           347,839
      250,000  TCI Communications                                    02/15/06           6.875%           251,935
      150,000  Telecom De Puerto Rico                                05/15/09           6.800%           158,131
      395,000  Cox Communications                                    01/15/10           4.625%           386,212
      100,000  Sprint Corp.                                          05/01/19           6.900%           112,207
                                                                                                 ---------------
                 Total Corporate Bonds - Telecommunications/Cable                                      1,516,967
                                                                                                 ---------------
See notes to financial statements.
================================================================================================================



                                                 PORTFOLIO OF INVESTMENTS
                                                  The Elite Income Fund
                                                   September 30, 2005
================================================================================================================

                                                                                                    Market Value

  Par Value    Corporate Bonds - Finance 15.0%                       Maturity           Coupon           Note 2A
-------------  -----------------------------------------------  -------------  ---------------   ---------------
      250,000  Simon Debartolo                                       10/27/05           6.875%           250,411
      500,000  General Electric Capital Corp.                        01/30/06           2.850%           497,980
      135,000  First American Corp                                   05/01/06           7.250%           137,190
      200,000  Household Financial                                   07/15/06           7.200%           204,057
      135,000  GMAC (float)                                          09/23/08           4.602%           125,084
      100,000  General Electric Cap. Corp.                           02/02/09           3.360%           100,261
      800,000  General Electric Cap. Corp.                           06/15/09           3.450%           800,774
      100,000  Countrywide Financial Corp.                           09/15/09           4.125%            97,115
      440,000  Internai'l Lease Fin.                                 01/15/10           3.541%           441,679
      250,000  CNA Financial                                         12/15/14           5.850%           245,718
                                                                                                 ---------------
                 Total Corporate Bonds - Finance                                                       2,900,269
                                                                                                 ---------------

               Corporate Bonds - Banks 4.5%
               -----------------------------------------------
      500,000  Citigroup Inc.                                        02/01/10           4.250%           488,195
      123,000  Commercial Credit Co.                                 07/01/07           6.750%           127,297
      270,000  Nationsbank Preferred                                 01/15/27           3.691%           259,995
                                                                                                 ---------------
                 Total Corporate Bonds - Banks                                                           875,487
                                                                                                 ---------------

               Corporate Bonds - Electric Utilities 20.2%
               -----------------------------------------------
      133,000  Northern States Power - Minn.                         12/01/05           6.125%           133,453
      500,000  Hawaiian Electric Industries                          12/05/05           6.660%           501,625
      885,000  Appalachian Power                                     03/01/06           6.800%           893,145
      485,000  Indiana Michigan Power                                12/15/06           6.125%           492,700
      100,000  Puget Energy Inc.                                     06/01/08           3.363%            96,388
      175,000  Cleveland Electric                                    11/01/09           7.430%           191,366
      100,000  Centerpoint Energy                                    09/01/10           7.250%           108,571
      300,000  Entergy Corp.                                         08/01/15           5.250%           283,990
      750,000  Puget Energy Inc.                                     06/15/18           6.740%           828,771
      175,000  Duke Energy Corp.                                     07/15/18           6.750%           191,445
      100,000  Westar Energy                                         07/15/20           5.100%            97,182
      100,000  Centerpoint Energy                                    07/01/23           5.600%           100,448
                                                                                                 ---------------
                 Total Corporate Bonds - Electric Utilities                                            3,919,084
                                                                                                 ---------------

               Corporate Bonds - Miscellaneous Energy 5.8%
               -----------------------------------------------
      400,000  Devon Energy                                          08/01/06           2.750%           393,385
      250,000  Columbia Energy                                       11/28/07           7.050%           250,869
      100,000  Atmos Energy                                          10/15/14           4.950%            97,597
      200,000  TGT Pipeline                                          06/01/18           5.200%           189,587
      150,000  Kinder Morgan En.                                     03/15/32           7.750%           182,282
                                                                                                 ---------------
                 Total Corporate Bonds - Miscellaneous Energy                                          1,113,720
                                                                                                 ---------------


               Total Value of Bonds                                                                   18,517,177
               (Cost $18,499,234)                                                                ---------------


               Short Term Investments 3.4%
               -----------------------------------------------
      646,740  PNC Bank Money Market   (cost $646,740)                                                   646,740
                                                                                                 ---------------

               Total Investments (Cost $19,145,974)                      99.0%                        19,163,917
               Cash and Receivables In excess of Liabilities              1.0%                           198,952
               (Cost $18,499,234)                              ---------------                   ---------------
               NET ASSETS                                               100.0%                   $    19,362,869
                                                               ===============                   ===============

At  September  30, 2005, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $19,272,814 is as follows:

               Unrealized appreciation                                $176,933
               Unrealized depreciation                                (285,830)
                                                               ---------------
               Net unrealized appreciation                           ($108,897)
                                                               ===============
See notes to financial statements.
================================================================================================================


THE ELITE GROUP

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2005
================================================================================================================
                                                                       THE ELITE
                                                                        GROWTH &             THE ELITE
                                                                       INCOME FUND          INCOME FUND
                                                                       ============         ============
ASSETS
Investments in securities at value
  (Cost $44,714,498 and $19,145,974, respectively)
  (NOTES 2A AND 3)                                                     $ 60,290,174        $ 19,163,917
Receivables
  Securities sold                                                           213,990                --
  Fund shares purchased                                                       5,617                --
  Interest                                                                    4,959             224,019
  Dividends                                                                  40,150                --
                                                                       ------------        ------------
    Total Assets                                                         60,554,890          19,387,936
                                                                       ------------        ------------


LIABILITIES
Payables:
  Call options written, at value
    (Proceeds $466,391 and $0, respectively)                                725,000                --
  Investment management fees                                                 48,821              11,120
  Fund shares redeemed                                                       33,934                 231
  Distributions                                                              58,218               7,183
  Accrued expenses                                                           24,924               6,533
                                                                       ------------        ------------
    Total Liabilities                                                       890,897              25,067
                                                                       ------------        ------------

NET ASSETS
The Elite Growth & Income Fund -
  Applicable to 2,873,227 shares outstanding                           $ 59,663,993
                                                                       ============

The Elite Income Fund -
  Applicable to 1,971,982 shares outstanding                                               $ 19,362,869
                                                                                           ============

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (net assets / shares outstanding)                    $      20.77        $       9.82
                                                                       ============        ============

At September 30, 2005, the components of net assets were as follows:
  Paid-in capital                                                      $ 44,181,612        $ 19,771,174
  Accumulated net investment income (loss)                                  140,885            (330,502)
  Accumulated net realized gain (loss) on investments                        24,429             (95,746)
  Net unrealized appreciation of investments                             15,575,676              17,943
  Net unrealized depreciation of options written                           (258,609)               --
                                                                       ------------        ------------
  Net Assets                                                           $ 59,663,993        $ 19,362,869
                                                                       ============        ============


================================================================================================================


THE ELITE GROUP

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2005
================================================================================================================

                                                                           THE ELITE
                                                                             GROWTH &        THE ELITE
                                                                           INCOME FUND      INCOME FUND
                                                                           ===========      ===========
INVESTMENT INCOME
  Income:
  Interest                                                                 $    25,302      $   766,688
  Dividends (Net of foreign tax withheld of $3,196 and $0, respectively)       916,701           41,780
                                                                           -----------      -----------
    Total Income                                                               942,003          808,468
                                                                           -----------      -----------

  Expenses:
    Investment management fee                                                  578,825          139,541
    Transfer agent fees                                                         55,191           23,971
    Custodian fees                                                              15,348           10,546
    Audit fees                                                                  26,456            7,700
    Trustee fees and expenses                                                   17,550            5,400
    Recordkeeping services                                                      62,616           26,295
    Shareholder reports                                                          7,552            1,488
    Registration fees and other                                                  4,189            5,525
    CCO expense                                                                 16,876            5,624
    Legal fees                                                                   1,434            3,590
                                                                           -----------      -----------
      Total Expenses                                                           786,037          229,680

  Fees paid indirectly (NOTE 5)                                                 (4,201)            --
  Fees paid by manager (NOTE 4)                                                   --            (20,899)
                                                                           -----------      -----------
      Net Expenses                                                             781,836          208,781
                                                                           -----------      -----------
      Net Investment Income                                                    160,167          599,687
                                                                           -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND OPTIONS CONTRACTS
  Net realized gain (loss):
    Investment securities                                                    5,299,999           23,805
    Expired and closed covered call options written (NOTE 3)                (1,966,232)            --
                                                                           -----------      -----------
    Net realized gain on investment securities and option contracts          3,333,767           23,805
    Net increase (decrease) in unrealized appreciation
      Investment securities                                                  5,452,533         (414,786)
      Option contracts written                                                (189,198)            --
                                                                           -----------      -----------
    Net change in unrealized appreciation of investments                     5,263,335         (414,786)
    Net realized and unrealized gain (loss) on investment securities
      and option contracts                                                   8,597,102         (390,981)
                                                                           -----------      -----------
    Net increase in net assets resulting from operations                   $ 8,757,269      $   208,706
                                                                           ===========      ===========




=======================================================================================================


THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
=======================================================================================================

                                                                               2005            2004
                                                                               ----            ----
OPERATIONS
  Net investment income                                                   $    160,167     $     38,678
  Net realized gain on investment securities
    and options contracts                                                    3,333,767        4,064,625
  Net increase in unrealized appreciation
    of investment securities                                                 5,263,335        2,051,372
                                                                          ------------     ------------

    Net increase in net assets resulting from operations                     8,757,269        6,154,675

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income
    ($0.02 and $0.00 per share, respectively)                                  (57,960)            --
  Distribution from net realized gains on investment transactions
    ($1.20 and $1.46 per share, respectively)                               (3,264,277)      (4,017,789)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting from capital share
    transactions (a)                                                        (1,672,170)       3,616,358
                                                                          ------------     ------------
     Total increase in net assets                                            3,762,862        5,753,244

NET ASSETS
  Beginning of year                                                       $ 55,901,131       50,147,887
                                                                          ============     ------------
  End of year
    (Including undistributed net investment income of
    $140,885 and $38,678 respectively)                                    $ 59,663,993     $ 55,901,131
                                                                          ============     ============


(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                          YEAR ENDED                   YEAR ENDED
                                                      SEPTEMBER 30, 2005            SEPTEMBER 30, 2004
                                                   ------------------------    ------------------------
                                                      SHARES       VALUE          SHARES       VALUE
                                                      ------       -----          ------       -----
  Shares sold                                        131,665   $ 2,656,045       242,895   $  4,860,001
  Shares issued in reinvestment of distributions     157,024     3,261,636       208,796      3,946,251
                                                   ----------  ------------    ----------  ------------
                                                     288,689     5,917,681       451,691      8,806,252
  Shares redeemed                                   (373,476)   (7,589,851)     (258,971)    (5,189,894)
                                                   ----------  ------------    ----------  ------------
  Net increase (decrease)                            (84,787)  $(1,672,170)      192,720   $  3,616,358
                                                   ==========  ============    ==========  ============



=======================================================================================================


THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
=======================================================================================================

                                                                               2005             2004
                                                                               ----             ----
OPERATIONS
  Net investment income                                                    $   599,687     $   570,722
  Net realized gain on investment securities                                    23,805         395,253
  Net decrease in unrealized appreciation (depreciation) of investment
   securities                                                                 (414,786)       (433,579)
                                                                           -----------     -----------
    Net increase in net assets resulting from operations                       208,706         532,396

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income
    ($0.41 and $0.46 per share, respectively)                                 (807,309)       (900,633)

  Distributions from net realized gains on investment transactions
     ($0.00 and $0.09, respectively)                                              --          (176,591)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting from capital
    share transactions (a)                                                    (309,502)        708,895
                                                                           -----------     -----------
      Total increase (decrease) in net assets                                 (908,105)        164,067

NET ASSETS
  Beginning of year                                                         20,270,974      20,106,907
                                                                           -----------     -----------
  End of year
    (Including undistributed net investment income (deficit) of
    $(195,746) and $(184,557), respectively)                               $19,362,869     $20,270,974
                                                                           ===========     ===========


(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                          YEAR ENDED                   YEAR ENDED
                                                      SEPTEMBER 30, 2005            SEPTEMBER 30, 2004
                                                   ------------------------    ------------------------
                                                      SHARES       VALUE         SHARES        VALUE
                                                      ------       -----         ------        -----
  Shares sold                                        244,951   $ 2,457,737       260,288   $ 2,690,936
  Shares issued in reinvestment of distributions      77,788       774,886       101,564     1,039,092
                                                   ----------  ------------    ----------  ------------
                                                     322,739     3,232,623       361,852     3,730,028
  Shares redeemed                                   (353,296)   (3,542,125)     (291,956)   (3,021,133)
                                                   ----------  ------------    ----------  ------------
Net increase (decrease)                              (30,557)  $  (309,502)       69,896   $   708,895
                                                   ==========  ============    ==========  ============


=======================================================================================================

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
======================================================================================================================

                                                                         YEAR ENDED SEPTEMBER 30,
                                          ============================================================================
                                               2005            2004          2003           2002            2001
                                               ----            ----          ----           ----            ----
NET ASSET VALUE, BEGINNING OF YEAR          $    18.90     $    18.13     $    15.67     $    22.05     $    26.39
                                            ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.06           0.01            --            0.01           0.06
  Net gain (loss) on securities
   (both realized and unrealized)                 3.03           2.22           3.30          (6.37)         (2.95)
                                            ----------     ----------     ----------     ----------     ----------
   Total from investment operations               3.09           2.23           3.30          (6.36)         (2.89)
                                            ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
  Dividends from net investment income           (0.02)           --           (0.01)         (0.00)**       (0.06)
  Distribution from net realized gains           (1.20)         (1.46)         (0.83)         (0.02)         (1.39)
                                            ----------     ----------     ----------     ----------     ----------
    Total distributions                          (1.22)         (1.46)         (0.84)         (0.02)         (1.45)
                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                $    20.77     $    18.90     $    18.13     $    15.67     $    22.05
                                            ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                     16.35%         12.30%         21.10%        (28.87)%       (11.07)%

RATIOS / SUPPLEMENTAL DATA
  Net asset value, end of year (in 000's)   $   59,692     $   55,901     $   50,148     $   42,984     $   58,952
Ratio of expenses to average net assets*          1.36%          1.34%          1.34%          1.38%          1.23%
  Ratio of net investment income to
    average net assets                            0.27%          0.07%          0.00%          0.07%          0.23%

PORTFOLIO TURNOVER                              143.87%        144.91%        184.10%        168.61%        121.67%


*    Ratio  reflects  fees paid through a directed  brokerage  arrangement.  The expense  ratios for 2005, 2004, 2003,
     2002 and 2001 excluding fees paid through the directed brokerage arrangement were 1.35%, 1.25%, 1.20%, 1.29%  and
     1.19%, respectively.

**   Distribution less than $0.01 per share.










======================================================================================================================


THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
======================================================================================================================

                                                                         YEAR ENDED SEPTEMBER 30,
                                          ============================================================================
                                               2005            2004          2003           2002            2001
                                               ----            ----          ----           ----            ----

NET ASSET VALUE, BEGINNING OF YEAR           $    10.12     $    10.40     $    10.53     $    10.51     $    10.00
                                             ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.31           0.30           0.37           0.49           0.57**
  Net gain (loss) on securities
    (both realized and unrealized)                (0.20)         (0.03)          0.15           0.07           0.52
                                             ----------     ----------     ----------     ----------     ----------
      Total from investment operations             0.11           0.27           0.52           0.56           1.09
                                             ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
  Dividends from net investment income            (0.41)         (0.46)         (0.56)         (0.50)         (0.58)
  Distributions from net realized gains            --            (0.09)         (0.09)         (0.04)          --
                                             ----------     ----------     ----------     ----------     ----------
    Total distributions                           (0.41)         (0.55)         (0.65)         (0.54)         (0.58)
                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                 $     9.82     $    10.12     $    10.40     $    10.53     $    10.51
                                             ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                       1.09%          2.64%          5.03%          5.42%         11.10%

RATIOS / SUPPLEMENTAL DATA
  Net asset value, end of year (in 000's)    $   19,363     $   20,271     $   20,107     $   23,284     $   20,560
  Ratio of expenses to average net assets*         1.15%          1.03%          1.05%          1.01%          0.96%
  Ratio of net investment income to
    average net assets                             3.01%          2.80%          3.47%          4.61%          5.60%

PORTFOLIO TURNOVER                                93.19%         61.99%         69.17%         66.74%          6.03%


* Ratio reflects expenses prior to reimbursement from the manager. Expense ratio after reimbursement were 1.04%, 0.95%, 0.95%, 0.94% and 0.84% for 2005, 2004, 2003, 2002 and 2001, respectively.

** Effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities and began recording paydown gains and losses as adjustments to interest income. Per share data and ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.





================================================================================

THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2005
================================================================================

NOTE 1 - ORGANIZATION

The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 2.24% and 3.34% of net assets for The Elite Growth and Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts. Interest income and estimated expenses are accrued daily.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

================================================================================

THE ELITE GROUP

SEPTEMBER 30, 2005
================================================================================

     On September 30, 2005, The Elite Income Fund decreased deficit in undistributed net investment income $296,433, increased accumulated net realized loss on investments $255,895, and decreased pain in capital $40,538 due primarily to differing book/tax treatment of distributions and bond amortization.

G. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2005, purchases and sales of securities, other than options and short-term notes were as follows:

                                                         PURCHASES           SALES
                                                         ---------           -----
    The Elite Growth and Income Fund                     $82,667,352      $89,686,152
    The Elite Income Fund                                $17,751,780      $18,150,933

For The  Elite Growth  & Income Fund, transactions in covered call options written the year ended September 30, 2005 were as follows:

                                                          NUMBER OF
                                                          CONTRACTS*        PREMIUMS
                                                         -----------       --------
    Options outstanding on September 30, 2004                    950      $   448,589
    Options written                                           15,180        5,932,816
    Options terminated in closing purchase transactions      (14,930)      (5,915,014)
    Options exercised                                           --               --
    Options expired                                             --               --
                                                         -----------      -----------
    Options outstanding on September 30, 2005                  1,200      $   466,391
                                                         ===========      ===========

     * Each contract represents 100 shares of common stock

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimburse-ments may cease at any time without prior notice and are not subject to recoupment. For the year ended September 30, 2005 the advisor reimbursed The Elite Income Fund $20,899.

The Trust paid the Chief Compliance Officer $22,500 for the year ended September 30, 2005.

NOTE 5 - DIRECTED BROKERAGE ARRANGEMENT

In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the year ended September 30, 2005 were $4,201 in the Growth & Income Fund.

================================================================================

THE ELITE GROUP

SEPTEMBER 30, 2005
================================================================================

NOTE 6 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% basic industries, capital goods, consumer goods, financial intermediaries, health care goods & services and pharmaceutical goods &
services. The Elite Income Fund has investments in excess of 10% in securitized/asset backed bonds, corporate industrial bonds, communication bonds, financial bonds and utility bonds.

NOTE 7 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2005 and 2004 were as follows:

                                                                         2005                2004
                                                                         ----                ----
The Elite Growth & Income Fund
  Distributions from ordinary income                                 $    738,018        $       --
  Distributions from long-term capital gains                         $  2,584,219        $  4,017,789

The Elite Income Fund
  Distribution from ordinary income                                  $    807,309        $    900,633
  Distribution from long-term capital gains                          $       --          $    176,591

As of September  30, 2005,  the  components of  distributable  earnings on a tax basis were as follows:

The Elite Growth & Income Fund
  Unrealized appreciation of securities and options                                      $ 15,317,067
  Undistributed ordinary income                                                               145,943
  Accumulated realized gain                                                                    19,371
                                                                                         ------------
  Total distributable earnings                                                           $ 15,482,381
                                                                                         ============

The Elite Income Fund
  Undistributed ordinary income                                                          $     31,094
  Post October loss                                                                          (329,926)
  Other accumulated losses                                                                       (576)
  Unrealized depreciation of securities                                                      (108,897)
                                                                                         ------------
                                                                                         $   (408,305)
                                                                                         ============

The Elite Income Fund had a capital loss carry forward of $576 as of September 30, 2005 which expires in 2012.

At September 30, 2005 the Elite Income Fund had deferred capital losses occurring subsequent to October 31, 2004 of $329,926. For tax purposes, such losses will be reflected in the year ending September 30, 2006.

NOTE  8  -  PROXY  POLICIES  /  AVAILABILITY  OF  QUARTERLY  PORTFOLIO  HOLDINGS
(Unaudited)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site WWW.ELITEFUNDS.COM and are also available on the Securities & Exchange Commission web site WWW.SEC.GOV.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st. The June and December reports will also be available on the SEC web site (N-Q) WWW.SEC.GOV. Our security holdings are available on our web site and updated monthly WWW.ELITEFUNDS.COM.



================================================================================

--------------------------------------------------------------------------------

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were four quarterly Trustee meetings in the fiscal year. All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend two meetings. Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The three independent Trustees received compensation of $1,800 per meeting or $7,200 per Trustee for a total of $28,800. No other compensation was paid to any Trustee. The following are the Trustees and Executive of the Funds:

                                                                                                          LENGTH OF TIME
TRUSTEE                   ADDRESS                         AGE          POSITION HELD WITH THE TRUST       SERVED (YEARS)
---------------------------------------------------------------------------------------------------------------------------
Richard S. McCormick      1325 4th Avenue                  59          Chairman, Board of Trustees and           18
                          Suite 1744                                   President
                          Seattle, WA  98101
---------------------------------------------------------------------------------------------------------------------------

John W. Meisenbach        2100 Washington Bldg.            69          Trustee, Treasurer and Secretary          15
                          Seattle, WA  98101
---------------------------------------------------------------------------------------------------------------------------

Lee A. Miller             P.O. Box 1882                    72          Trustee                                    8
                          Vashon Island, WA  98070
---------------------------------------------------------------------------------------------------------------------------

John M. Parker            2400 Financial Center Bldg.      56          Trustee                                   18
                          Seattle, WA  98161
---------------------------------------------------------------------------------------------------------------------------

Jack R. Policar           1065 Financial Center Bldg.      57          Trustee                                   18
                          Seattle, WA  98161
---------------------------------------------------------------------------------------------------------------------------


Each Trustee  oversees two  portfolios of the Trust,  including  the Funds.  The occupations  of the Trustees and Executive
Officers of the Fund during past five years and public  directorships held by the Trustees are set forth below.***

*  Richard S. McCormick                            President and Chief Executive Officer of the Investment Manager

*  John W. Meisenbach                              Partner in MCM Financial (Insurance)
                                                   Director of Costco Wholesale and Expeditors International

   Lee A. Miller                                   Private Investor
                                                   Vice President of Merrill Lynch & Co.  (Retired)

   John M. Parker                                  Sr. Vice President of Kennedy Associates, Inc. (Real Estate Advisor)

   Jack R. Policar                                 President and Chief Executive of J. R. Policar, Inc.
                                                   Certified Public Accounting Firm



* TRUSTEES  DEEMED TO BE AN "INTERESTED  PERSON" OF THE TRUST, AS DEFINED IN THE COMPANY ACT OF 1940.

*** ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS AVAILABLE IN THE STATEMENT OF INFORMATION WHICH IS AVAILABLE UPON REQUEST,
OR READY FOR VIEWING ON OUR WEB SITE: WWW.ELITEFUNDS.COM

=============================================================================================================================


--------------------------------------------------------------------------------

                              MUTUAL FUND EXPENSE
                                  (UNAUDITED)

--------------------------------------------------------------------------------


There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (April 1, 2005 through September 30, 2005).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Elite Growth & Income Fund

--------------------------------------------------------------------------------
                  Beginning Account                         Expenses Paid During
                       Value        Ending Account Value          Period*
                      4-01-05             09-30-05          04-01-05 to 09-30-05
--------------------------------------------------------------------------------
      Actual             $1,000            $1,095                   $7.18
--------------------------------------------------------------------------------
   Hypothetical
(5% return before        $1,000            $1,018                   $6.92
    expenses)
--------------------------------------------------------------------------------


                               Elite Income Fund

--------------------------------------------------------------------------------
                  Beginning Account                         Expenses Paid During
                       Value        Ending Account Value          Period*
                      4-01-05             09-30-05          04-01-05 to 09-30-05
--------------------------------------------------------------------------------
      Actual             $1,000            $1,012                   $5.27
--------------------------------------------------------------------------------
   Hypothetical
(5% return before        $1,000            $1,020                   $5.30
    expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.36% for the Growth & Income Fund and 1.04% for the Elite Income Fund, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager and a directed brokerage arrangement which reduce the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.



================================================================================

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Jack R. Policar. Mr. Policar is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $23,500 and $23,500 with respect to the registrant's fiscal years ended September 30, 2005 and September 30, 2004, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $4,000 with respect to the registrant's fiscal years ended September 30, 2005 and September 30, 2004, respectively. The services comprising these fees are the preparation of the registrant's federal and state income tax and federal excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended September 30, 2005 and September 30, 2004, aggregate non-audit fees of $4,000 and $4,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds
             --------------------------------------------------------------


By (Signature and Title)*    /s/ Richard S. McCormick
                           --------------------------------------

                           Richard S. McCormick, President

Date    November 29, 2005
      ------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Richard S. McCormick
                           --------------------------------------

                           Richard S. McCormick, President

Date    November 29, 2005
      ------------------------------------




By (Signature and Title)*    /s/ John W. Meisenbach
                           --------------------------------------

                           John W. Meisenbach, Treasurer

Date    November 29, 2005
      ------------------------------------



* Print the name and title of each signing officer under his or her signature.